Lord Abbett Investment Trust
                                90 Hudson Street
                       Jersey City, New Jersey 07302-3973

                                  August 28, 2002


VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:     Lord Abbett Investment Trust
        CIK: 0000911507
        File No.: 333-98641


Dear Sir/Madam:

     Pursuant to Rule 497 (j) under the Securities Act of 1933, please be advised that there are no changes to the Combined Prospectus/Proxy Statement on Form N-14, as filed pursuant to Rule 485 (b) with the Securities and Exchange Commission on August 23, 2002.

     Please contact the undersigned at (201) 395-2279 if you have any questions or comments.

                                        Very truly yours,

                                        Vicki Herbst
                                        Legal Assistant